Initial Public Offering - Additional Information (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction	69,000,000	69,000,000
Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction	9,000,000	9,000,000
Sale of Stock, Price Per Share	$ 10.00	$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50